Commitments - Contractual obligations (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Commitments
Purchase obligations	$ 9,077	$ 7,327
2020
Commitments
Purchase obligations	3,956	2,677
2021
Commitments
Purchase obligations	1,029	1,445
2022
Commitments
Purchase obligations	710	548
2023
Commitments
Purchase obligations	552	463
2024 and thereafter
Commitments
Purchase obligations	$ 2,830	$ 2,194